Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Eaton Vance Mutual Funds Trust
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 01, 2026